Schedule of sensitivity analysis of post-employment plans (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Medical Plan [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	8.75%
Average (%)	9.75%
Actuarial liabilities	R$ 166,929
Average (%)	7.75%
Actuarial liabilities	R$ 227,381
Medical Plan [Member] | Actuarial assumption of expected rates of inflation [member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	6.35%
Average (%)	7.35%
Actuarial liabilities	R$ 226,983
Average (%)	5.35%
Actuarial liabilities	R$ 167,828
F G T S Penalty [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	8.62%
Average (%)	9.62%
Actuarial liabilities	R$ 57,124
Average (%)	8.62%
Actuarial liabilities	R$ 51,015
F G T S Penalty [Member] | Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	3.25%
Average (%)	4.25%
Actuarial liabilities	R$ 54,466
Average (%)	2.25%
Actuarial liabilities	R$ 53,345
F G T S Penalty [Member] | Turnover [Member]
IfrsStatementLineItems [Line Items]
Average (%)	3.00%
Actuarial liabilities	R$ 44,883
Average (%)	(3.00%)
Actuarial liabilities	R$ 66,993